UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hays Advisory, LLC
Address: 301 Seven Springs Way, Suite 150
         Brentwood, TN  37027

13F File Number:  028-10649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendy Vasquez
Title:     Chief Compliance Officer
Phone:     615-467-6070

Signature, Place, and Date of Signing:

  /s/  Wendy Vasquez     Brentwood, TN     January 11, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $614,215 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    15026   282280 SH       SOLE                   282280        0        0
AGRIUM INC                     COM              008916108    17192   256173 SH       SOLE                   256173        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    16461   728348 SH       SOLE                   728348        0        0
AMERISOURCEBERGEN CORP         COM              03073E105    18512   497769 SH       SOLE                   497769        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303    16369   981347 SH       SOLE                   981347        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105    23870   485265 SH       SOLE                   485265        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    19371   301209 SH       SOLE                   301209        0        0
CORE LABORATORIES N V          COM              N22717107    23203   203627 SH       SOLE                   203627        0        0
CUMMINS INC                    COM              231021106    19663   223387 SH       SOLE                   223387        0        0
CVS CAREMARK CORPORATION       COM              126650100    20902   512554 SH       SOLE                   512554        0        0
DANAHER CORP DEL               COM              235851102    20371   433050 SH       SOLE                   433050        0        0
DICKS SPORTING GOODS INC       COM              253393102    24997   677795 SH       SOLE                   677795        0        0
DIRECTV                        COM CL A         25490A101    15772   368854 SH       SOLE                   368854        0        0
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104    23106   563966 SH       SOLE                   563966        0        0
FACTSET RESH SYS INC           COM              303075105    15498   177568 SH       SOLE                   177568        0        0
FIRST TR EXCHANGE TRADED FD    CONSUMR DISCRE   33734X101      665    33498 SH       SOLE                    33498        0        0
FIRST TR LRGE CP CORE ALPHA    COM SHS          33734K109      623    22942 SH       SOLE                    22942        0        0
FLOWSERVE CORP                 COM              34354P105    17575   176957 SH       SOLE                   176957        0        0
IMPAX LABORATORIES INC         COM              45256b101    13907   689474 SH       SOLE                   689474        0        0
INFORMATICA CORP               COM              45666Q102    15145   410112 SH       SOLE                   410112        0        0
ISHARES INC                    MSCI THAILAND    464286624      501     8330 SH       SOLE                     8330        0        0
ISHARES INC                    MSCI SWITZERLD   464286749      472    20867 SH       SOLE                    20867        0        0
ISHARES INC                    MSCI S KOREA     464286772      476     9116 SH       SOLE                     9116        0        0
ISHARES INC                    MSCI STH AFRCA   464286780      295     4831 SH       SOLE                     4831        0        0
ISHARES INC                    MSCI MALAYSIA    464286830      436    32555 SH       SOLE                    32555        0        0
ISHARES TR                     BARCLYS 20+ YR   464287432      863     7119 SH       SOLE                     7119        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457      874    10343 SH       SOLE                    10343        0        0
JOY GLOBAL INC                 COM              481165108    18502   246787 SH       SOLE                   246787        0        0
MCKESSON CORP                  COM              58155Q103    16507   211872 SH       SOLE                   211872        0        0
NU SKIN ENTERPRISES INC        CL A             67018T105    18684   384675 SH       SOLE                   384675        0        0
ORACLE CORP                    COM              68389X105    15866   618557 SH       SOLE                   618557        0        0
POWERSHARES ETF TR II          S&P SMCP HC PO   73937b886      320    10161 SH       SOLE                    10161        0        0
POWERSHARES ETF TRUST          NASD INTNT ETF   73935x146      300     8677 SH       SOLE                     8677        0        0
POWERSHARES ETF TRUST          ENERGY SEC POR   73935X385      570    14939 SH       SOLE                    14939        0        0
PRECISION CASTPARTS CORP       COM              740189105    24688   149812 SH       SOLE                   149812        0        0
SCHWAB STRATEGIC TR            INTL SCEQT ETF   808524888      432    18487 SH       SOLE                    18487        0        0
SOUTHERN COPPER CORP           COM              84265V105    12611   417845 SH       SOLE                   417845        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    38929   310191 SH       SOLE                   310191        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107    68126   427146 SH       SOLE                   427146        0        0
TESORO CORP                    COM              881609101    16306   698027 SH       SOLE                   698027        0        0
UNITED CONTL HLDGS INC         COM              910047109     9694   513715 SH       SOLE                   513715        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538      357     5995 SH       SOLE                     5995        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    21443   369704 SH       SOLE                   369704        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      452     7034 SH       SOLE                     7034        0        0
VEECO INSTRS INC DEL           COM              922417100     8283   398240 SH       SOLE                   398240        0        0